USAA Treasury Money Market Trust
Risk/Return Summary
INVESTMENT OBJECTIVE
The USAA Treasury Money Market Trust (the Fund) provides investors maximum current income while maintaining the highest degree of safety and liquidity.
FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USAA Treasury Money Market Trust)	USAA Treasury Money Market Trust 10/1/2014 - 10/1/2014 USD ($)
Shareholder Fees:
Shareholder Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (USAA Treasury Money Market Trust) USAA Treasury Money Market Trust	Treasury Money Market Trust
Management Fee	0.13%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.35%
Total Annual Operating Expenses	0.48%

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Expense Example (USAA Treasury Money Market Trust) (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
USAA Treasury Money Market Trust Treasury Money Market Trust	49	154	269	604

PRINCIPAL INVESTMENT STRATEGY

The Fund normally invests at least 80% of its assets in U.S. government securities with maturities of 397 days or less, which include U.S. Treasury bills, notes, and bonds; repurchase agreements collateralized by such obligations; and other obligations of the U.S. Treasury. The 80% policy may be changed upon at least 60 days' written notice to shareholders.

PRINCIPAL RISKS

An investment in this Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in this Fund.

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed, and the investment techniques and risk analyses used by the Fund's manager may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund.

The Fund also is subject to the possibility that the value of its investments will fluctuate because of changes in interest rates or other market factors.

Credit risk should be very low for the Fund because it invests primarily in securities that are considered to be of high quality. However, there is the possibility that a borrower cannot make timely dividend, interest, and principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline.

PERFORMANCE

The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years. The table shows the Fund's average annual total returns for the periods indicated.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for the Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31
~ http://xbrl.sec.gov/rr/role/BarChartData column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_LegalEntityAxis compact usaa_S000012919Member~
SIX-MONTH YTD TOTAL RETURN
0.00%* (6/30/14)
BEST QUARTER**	WORST QUARTER**
1.22% 4th Qtr. 2006	0.00% 4th Qtr. 2013
* Represents less than 0.01%
** Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

Average Annual Total Returns (USAA Treasury Money Market Trust) USAA Treasury Money Market Trust	Past 1 Year		Past 5 Years		Past 10 Years
Treasury Money Market Trust	none	[1]	none	[1]	1.38%
[1]	* Represents less than 0.01%